Other Investments (Details)			12 Months Ended
	Feb. 14, 2025 USD ($)	Feb. 14, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Other Investments [Line Items]
Cash surrender value			$ 123,506		$ 126,005		$ 158,809
Fair value gain on other investments			5,127	$ 6,592		1,500
Life insurance policy amount			$ 98,966		$ 124,505	$ 124,505	$ 127,255
Policy One [Member]
Other Investments [Line Items]
Premiums paid on life insurance policy	$ 116,660	$ 150,006
Policy Two [Member]
Other Investments [Line Items]
Premiums paid on life insurance policy	21,552	27,712
Policy Three [Member]
Other Investments [Line Items]
Premiums paid on life insurance policy	$ 15,349	$ 19,736